Submission	Dec. 11, 2025
Submission [Line Items]
Central Index Key	0001846510
Registrant Name	Soho House & Co Inc.
Form Type	SC 14A
Submission Type	PRER14A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A